Accounts Receivable-Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Accounts Receivable-Net
Billed	$ 1,248,400	$ 1,177,600
Unbilled	1,214,800	1,076,800
Contract retentions	263,900	174,300
Total accounts receivable-gross	2,727,100	2,428,700
Allowance for doubtful accounts	(72,100)	(86,400)
Total accounts receivable -net	$ 2,654,976	$ 2,342,262
Period in which unbilled receivables are expected to be billed and collected	12 months	12 months
Receivables Held-for-sale, Amount	$ 111,900	$ 100,200